Liability under insurance contracts - Summary of maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity of premium reserve [Line Items]
Variable interest rate	₩ 24,484,249	₩ 26,556,714
Fixed interest rate	27,513,795	25,496,368
Interest rate linked	51,998,044
Long term	2,814
Ending balance	52,000,858	52,053,082
Less than 1 year
Maturity of premium reserve [Line Items]
Variable interest rate	616,479	906,017
Fixed interest rate	223,095	99,289
Interest rate linked	839,574
Ending balance	839,574	1,005,306
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Variable interest rate	911,463	1,492,275
Fixed interest rate	546,105	471,909
Interest rate linked	1,457,568
Ending balance	1,457,568	1,964,184
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Variable interest rate	856,451	1,420,942
Fixed interest rate	1,011,399	772,549
Interest rate linked	1,867,850
Ending balance	1,867,850	2,193,491
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Variable interest rate	650,770	653,388
Fixed interest rate	698,021	687,077
Interest rate linked	1,348,791
Long term	40
Ending balance	1,348,831	1,340,465
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Variable interest rate	1,847,433	2,001,348
Fixed interest rate	1,979,082	2,072,122
Interest rate linked	3,826,515
Long term	2,774
Ending balance	3,829,289	4,073,470
More than 20 Years
Maturity of premium reserve [Line Items]
Variable interest rate	19,601,653	20,082,744
Fixed interest rate	23,056,093	21,393,422
Interest rate linked	42,657,746
Ending balance	₩ 42,657,746	₩ 41,476,166